Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 140,522	$ 1,477,826	$ 2,927,460
Cost of sales	(86,872)	(753,914)	0
Gross profit	53,650	723,912	2,927,460
(Loss) /gain on foreign exchange	(225,306)	179,640	(55,701)
Goodwill impairment	(9,020,813)	0	0
General and administrative expenses	(39,082,152)	(366,078,202)	(28,559,519)
Operating loss	(48,274,621)	(365,174,650)	(25,687,760)
Interest income	2,342,071	567,190	224,389
Gain on remeasurement of deferred consideration	0	156,047	235,505
Fair value gains on embedded derivatives	5,771,000	0	0
Interest expense	(6,434,657)	(211,979)	(266,354)
Loss before tax	(46,596,207)	(364,663,392)	(25,494,220)
Income tax	(540,126)	0	0
Loss for the year	(47,136,333)	(364,663,392)	(25,494,220)
Exchange (loss) gain on translation of foreign operations	(92,991)	(37,931)	115,864
Total other comprehensive (loss) income for the year	(92,991)	(37,931)	115,864
Total comprehensive loss for the year	(47,229,324)	(364,701,323)	(25,378,356)
Net loss for the year:
Attributable to ordinary shareholders of Lifezone	(46,305,239)	(363,874,560)	(23,583,342)
Attributable to non-controlling interests	(831,094)	(788,832)	(1,910,878)
Total comprehensive loss for the financial period	(47,136,333)	(364,663,392)	(25,494,220)
Total comprehensive loss for the year:
Attributable to ordinary shareholders of Lifezone	(46,398,230)	(363,912,491)	(23,467,478)
Attributable to non-controlling interests	(831,094)	(788,832)	(1,910,878)
Total comprehensive loss for the year	$ (47,229,324)	$ (364,701,323)	$ (25,378,356)
Net loss ordinary per share:
Basic net loss per ordinary share (in dollars per share)	$ (0.59)	$ (5.34)	$ (0.40)
Diluted net loss per ordinary share (in dollars per share)	$ (0.59)	$ (5.34)	$ (0.40)